Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,025,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,355.18
Total Offset Amount	0.00
Net Fee	$ 10,355.18